Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Going Concern Analysis [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Company Background

Overview

We are a biotech innovation company with a mission of prolonging life and enhancing its quality by improving the health of the immune system. We are an innovation company developing and commercializing technologies with a focus on monitoring and modulating the immune system. Our immune reprogramming technologies are currently at the pre-clinical stage and are designed to retrain the immune system to induce tolerance with an objective of addressing rejection of transplanted organs, autoimmune diseases, and allergies. Our immune monitoring technologies are designed to provide a personalized comprehensive profile of the immune system and we plan to utilize them in our upcoming reprogramming clinical trials to monitor subjects’ immune response before, during and after drug administration.

On January 1, 2023, the Company formed Adimune, Inc., a Delaware wholly owned subsidiary.

On January 1, 2023, the Company formed Pearsanta, Inc., a Delaware majority owned subsidiary.

On April 13, 2023, the Company formed Adivir, Inc., a Delaware wholly owned subsidiary.

On August 24, 2023, the Company formed Adivue, Inc., a Delaware wholly owned subsidiary.

On October 16, 2023, the Company formed Adicure, Inc., which was renamed Adifem, Inc., a Delaware wholly owned subsidiary.

Reverse Stock Split

On August 17, 2023, the Company effectuated a 1 for 40 reverse stock split (the “2023 Reverse Split”). The Company’s stock began trading on a split-adjusted basis effective on the Nasdaq Stock Market on August 18, 2023. There was no change to the number of authorized shares of the Company’s common stock. All share amounts referenced in this report are adjusted to reflect the 2023 Reverse Split.

Offerings

On August 31, 2021, the Company completed a registered direct offering (“August 2021 Offering”). In connection therewith, the Company issued 2,292 shares of common stock, at a purchase price of $4,800.00 per share, resulting in gross proceeds of approximately $11.0 million. In a concurrent private placement, the Company issued warrants to purchase up to 2,292 shares. The warrants have an exercise price of $5,060.00 per share and are exercisable for a five-year period commencing months from the date of issuance. The warrants exercise price was subsequently repriced to $3,000.00. In addition, the Company issued a warrant to the placement agent to purchase up to 115 shares of common stock at an exercise price of $6,000.00 per share.

On October 18, 2021, the Company entered into an underwriting agreement with Revere Securities LLC, relating to the public offering (the “October 2021 Offering”) of 1,417 shares of the Company’s common stock (the “Shares”) by the Company. The Shares were offered, issued, and sold at a price to the public of $3,000.00 per share under a prospectus supplement and accompanying prospectus filed with the SEC pursuant to an effective shelf registration statement filed with the SEC on Form S-3 (File No. 333-257645), which was declared effective by the SEC on July 13, 2021. The October 2021 Offering closed on October 20, 2021 for gross proceeds of $4.25 million. The Company utilized a portion of the proceeds, net of underwriting discounts of approximately $3.91 million from the October 2021 Offering to fund certain obligations of the Company.

On December 6, 2021, the Company completed a public offering for net proceeds of $16.0 million (the “December 2021 Offering”). As part of the December 2021 Offering, we issued 4,123 units consisting of shares of the Company’s common stock and warrant to purchase shares of the Company’s common stock and 4,164 prefunded warrants. The warrant issued as part of the units had an exercise price of $2,300.00 and the prefunded warrants had an exercise price of $0.04. On June 15, 2022, the Company entered an agreement with a holder of certain warrants in the December 2021 Offering. (See Note 10)

On September 20, 2022, the Company completed a public offering for net proceeds of $17.2 million (the “September 2022 Offering”). As part of the September 2022 Offering, we issued 30,608 of shares of the Company’s common stock, pre-funded warrants to purchase 52,725 shares of common stock, and warrants to purchase 83,333 shares of the Company’s common stock. The warrants had an exercise price of $240.00 and the pre-funded warrants had an exercise price of $0.04.

On April 20, 2023, the Company entered into a securities purchase agreement (the “April Purchase Agreement”) with an institutional investor, pursuant to which the Company agreed to sell to such investor pre-funded warrants (the “April Pre-Funded Warrants”) to purchase up to 39,634 shares of common stock of the Company (the “Common Stock”) at a purchase price of $48.76 per April Pre-Funded Warrant. The April Pre-Funded Warrants (and shares of common stock underlying the April Pre-Funded Warrants) were offered by the Company pursuant to its shelf registration statement on Form S-3 (File No. 333-257645), which was declared effective by the Securities and Exchange Commission on July 13, 2021. Concurrently with the sale of the April Pre-Funded Warrants, pursuant to the Purchase Agreement in a concurrent private placement, for each April Pre-Funded Warrant purchased by the investor, such investor received from the Company an unregistered warrant (the “Warrant”) to purchase two shares of Common Stock. The warrants have an exercise price of $34.40 per share, and are exercisable for a three year period. In addition, the Company issued a warrant to the placement agent to purchase up to 2,378 shares of common stock at an exercise price of $61.00 per share. The closing of the sales of these securities under the April Purchase Agreement took place on April 24, 2023. The gross proceeds from the offering were approximately $1.9 million, prior to deducting placement agent’s fees and other offering expenses payable by the Company.

On August 31, 2023, the “Company entered into a securities purchase agreement (the “August Purchase Agreement”) with an institutional investor for the issuance and sale in a private placement (the “Private Placement”) of (i) pre-funded warrants (the “August Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share. The Private Placement closed on September 6, 2023. The net proceeds to the Company from the Private Placement were approximately $9 million, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company used the net proceeds received from the Private Placement for (i) the payment of approximately $3.1 million in outstanding obligations, (ii) the repayment of approximately $0.4 million of outstanding debt, and (iii) the balance for continuing operating expenses and working capital.

On December 29, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (“the “Purchaser”) for the issuance and sale in a private placement (the “Private Placement”) of (i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,237,114 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 2,474,228 shares of the Company’s Common Stock, at a purchase price of $4.85 per share. The Private Placement closed and the funds were received on January 4, 2024. The net proceeds to the Company from the Private Placement were approximately $5.4 million, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company intends to use the net proceeds received from the Private Placement for continuing operating expenses and working capital.

Risks and Uncertainties

The Company has a limited operating history and is in the very early stages of generating revenue from intended operations. The Company’s business and operations are sensitive to general business and economic conditions in the U.S. and worldwide along with local, state, and federal governmental policy decisions. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse conditions may include: changes in the biotechnology regulatory environment, technological advances that render our technologies obsolete, availability of resources for clinical trials, acceptance of technologies into the medical community, and competition from larger, more well-funded companies. These adverse conditions could affect the Company’s financial condition and the results of its operations.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Company Background

Overview

We are a biotech innovation company with a mission of prolonging life and enhancing its quality by improving the health of the immune system. We are an innovation company developing and commercializing technologies with a focus on monitoring and modulating the immune system. Our immune reprogramming technologies are currently at the pre-clinical stage and are designed to retrain the immune system to induce tolerance with an objective of addressing rejection of transplanted organs, autoimmune diseases, and allergies. Our immune monitoring technologies are designed to provide a personalized comprehensive profile of the immune system and we plan to utilize them in our upcoming reprogramming clinical trials to monitor subjects’ immune response before, during and after drug administration.

On January 1, 2023, the Company formed Adimune, Inc., a Delaware wholly owned subsidiary.

On January 1, 2023, the Company formed Pearsanta, Inc., a Delaware majority owned subsidiary.

On April 13, 2023, the Company formed Adivir, Inc., a Delaware wholly owned subsidiary.

On August 24, 2023, the Company formed Adivue, Inc., a Delaware wholly owned subsidiary.

On October 16, 2023, the Company formed Adicure, Inc., a Delaware wholly owned subsidiary.

Reverse Stock Split

On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”). The Company’s stock began trading on a split-adjusted basis effective on the Nasdaq Stock Market on September 14, 2022. There was no change to the number of authorized shares of the Company’s common stock.

On August 17, 2023, the Company effectuated a 1 for 40 reverse stock split (the “2023 Reverse Split”). The Company’s stock began trading on a split-adjusted basis effective on the Nasdaq Stock Market on August 18, 2023. There was no change to the number of authorized shares of the Company’s common stock. All share amounts referenced in this report are adjusted to reflect the 2023 Reverse Split.

Offerings

On August 31, 2021, the Company completed a registered direct offering (“August 2021 Offering”). In connection therewith, the Company issued 2,292 shares of common stock, at a purchase price of $4,800.00 per share, resulting in gross proceeds of approximately $11.0 million. In a concurrent private placement, the Company issued warrants to purchase up to 2,292 shares. The warrants have an exercise price of $5,060.00 per share and are exercisable for a five-year period commencing months from the date of issuance. The warrants exercise price was subsequently repriced to $3,000.00. In addition, the Company issued a warrant to the placement agent to purchase up to 115 shares of common stock at an exercise price of $6,000.00 per share.

On October 18, 2021, the Company entered into an underwriting agreement with Revere Securities LLC, relating to the public offering (the “October 2021 Offering”) of 1,417 shares of the Company’s common stock (the “Shares”) by the Company. The Shares were offered, issued, and sold at a price to the public of $3,000.00 per share under a prospectus supplement and accompanying prospectus filed with the SEC pursuant to an effective shelf registration statement filed with the SEC on Form S-3 (File No. 333-257645), which was declared effective by the SEC on July 13, 2021. The October 2021 Offering closed on October 20, 2021 for gross proceeds of $4.25 million. The Company utilized a portion of the proceeds, net of underwriting discounts of approximately $3.91 million from the October 2021 Offering to fund certain obligations of the Company.

On December 6, 2021, the Company completed a public offering for net proceeds of $16.0 million (the “December 2021 Offering”). As part of the December 2021 Offering, we issued 4,123 units consisting of shares of the Company’s common stock and warrant to purchase shares of the Company’s common stock and 4,164 prefunded warrants. The warrant issued as part of the units had an exercise price of $2,300.00 and the prefunded warrants had an exercise price of $0.04. On June 15, 2022, the Company entered an agreement with a holder of certain warrants in the December 2021 Offering. (See Note 10)

On September 20, 2022, the Company completed a public offering for net proceeds of $17.2 million (the “September 2022 Offering”). As part of the September 2022 Offering, we issued 30,608 of shares of the Company’s common stock, pre-funded warrants to purchase 52,725 shares of common stock, and warrants to purchase 83,333 shares of the Company’s common stock. The warrants had an exercise price of $240.00 and the pre-funded warrants had an exercise price of $0.04.

On April 20, 2023, the Company entered into a securities purchase agreement (the “April Purchase Agreement”) with an institutional investor, pursuant to which the Company agreed to sell to such investor pre-funded warrants (the “April Pre-Funded Warrants”) to purchase up to 39,634 shares of common stock of the Company (the “Common Stock”) at a purchase price of $48.76 per April Pre-Funded Warrant. The April Pre-Funded Warrants (and shares of common stock underlying the April Pre-Funded Warrants) were offered by the Company pursuant to its shelf registration statement on Form S-3 (File No. 333-257645), which was declared effective by the Securities and Exchange Commission on July 13, 2021. Concurrently with the sale of the April Pre-Funded Warrants, pursuant to the Purchase Agreement in a concurrent private placement, for each April Pre-Funded Warrant purchased by the investor, such investor received from the Company an unregistered warrant (the “Warrant”) to purchase two shares of Common Stock. The warrants have an exercise price of $34.40 per share, and are exercisable for a three year period. In addition, the Company issued a warrant to the placement agent to purchase up to 2,378 shares of common stock at an exercise price of $61.00 per share. The closing of the sales of these securities under the April Purchase Agreement took place on April 24, 2023. The gross proceeds from the offering were approximately $1.9 million, prior to deducting placement agent’s fees and other offering expenses payable by the Company.

On August 31, 2023, the “Company entered into a securities purchase agreement (the “August Purchase Agreement”) with an institutional investor for the issuance and sale in a private placement (the “Private Placement”) of (i) pre-funded warrants (the “August Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share. The Private Placement closed on September 6, 2023. The net proceeds to the Company from the Private Placement were approximately $9 million, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company used the net proceeds received from the Private Placement for (i) the payment of approximately $3.1 million in outstanding obligations, (ii) the repayment of approximately $0.4 million of outstanding debt, and (iii) the balance for continuing operating expenses and working capital.

On December 29, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (“the “Purchaser”) for the issuance and sale in a private placement (the “Private Placement”) of (i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,237,114 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 2,474,228 shares of the Company’s Common Stock, at a purchase price of $4.85 per share. The Private Placement closed and the funds were received on January 4, 2024. The net proceeds to the Company from the Private Placement were approximately $5.4 million, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company intends to use the net proceeds received from the Private Placement for continuing operating expenses and working capital.

Risks and Uncertainties

The Company has a limited operating history and is in the very early stages of generating revenue from intended operations. The Company’s business and operations are sensitive to general business and economic conditions in the U.S. and worldwide along with local, state, and federal governmental policy decisions. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse conditions may include: changes in the biotechnology regulatory environment, technological advances that render our technologies obsolete, availability of resources for clinical trials, acceptance of technologies into the medical community, and competition from larger, more well-funded companies. These adverse conditions could affect the Company’s financial condition and the results of its operations.